Accounts payable	6 Months Ended
Jun. 30, 2025
Accounts Payable
Accounts payable

Note 8 – Accounts payable

Accounts payable mainly consist of trade accounts payable. As of June 30, 2025 and December 31, 2024, the balance of accounts payable were $2,609,609 and $2,787,656, respectively.

The ageing of all accounts payable is under 2 years, and the Company is not required to pay any interest on accounts payable.